Income taxes - Schedule of Net Changes in Deferred Income Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	R$ 117,978	R$ 179,724
Recognized against other comprehensive income	39,873	(35,786)
Recognized against profit or loss	38,498	(24,585)
Recognized against goodwill	(5,381)	(1,375)
Deferred tax ending balance	190,968	117,978
Assets At Fair Value Routed Through Other Comprehensive Income loss [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	179,944	215,730
Recognized against other comprehensive income	39,873	(35,786)
Recognized against profit or loss	0	0
Recognized against goodwill	0	0
Deferred tax ending balance	219,817	179,944
Losses Available For Offsetting Against Future Taxable Income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	343,313	385,634
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(40,392)	(42,321)
Recognized against goodwill	0	0
Deferred tax ending balance	302,921	343,313
Tax Credit Carryforward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	302,551	273,625
Recognized against other comprehensive income	0	0
Recognized against profit or loss	82,390	28,926
Recognized against goodwill	0	0
Deferred tax ending balance	384,941	302,551
Tax Deductible Goodwill Non-Controlling Interest [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	42,625	69,017
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(37,615)	(26,392)
Recognized against goodwill	0	0
Deferred tax ending balance	5,010	42,625
Temporary Differences Relating To Share Based Payments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	123,211	58,815
Recognized against other comprehensive income	0	0
Recognized against profit or loss	37,037	64,396
Recognized against goodwill	0	0
Deferred tax ending balance	160,248	123,211
Contingencies arising from business combinations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	36,320	51,313
Recognized against other comprehensive income	0	0
Recognized against profit or loss	3,872	(14,993)
Recognized against goodwill	0	0
Deferred tax ending balance	40,192	36,320
Assets At Fair Value Through Profit Or Loss
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	0	(993)
Recognized against other comprehensive income		0
Recognized against profit or loss		993
Recognized against goodwill		0
Deferred tax ending balance		0
Technological Innovation Benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(9,038)	(31,557)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	4,910	22,519
Recognized against goodwill	0	0
Deferred tax ending balance	(4,128)	(9,038)
Temporary differences under fundo de investimento em direitos creditorios
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(224,733)	(147,924)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(54,572)	(76,809)
Recognized against goodwill	0	0
Deferred tax ending balance	(279,305)	(224,733)
Business Combination [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(676,215)	(693,936)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	42,868	19,096
Recognized against goodwill	(5,381)	(1,375)
Deferred tax ending balance	R$ (638,728)	R$ (676,215)